Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2019
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Financial Assets Pledged as Collateral
NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL

The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.19	12.31.18
Deposits as Collateral	4,025,086	5,635,649
Special Accounts as Collateral—Argentine Central Bank	7,525,500	7,981,085
Forward Purchases of Monetary Regulatory Instruments	—	82,663
Others	—	2,941,411

Total	11,550,586	16,640,808

The restricted availability assets are detailed in Note
53
.2.